SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
SCHEDULE OF OPENING AND CLOSING BALANCES IN CONTRACT LIABILITIES AND ACCOUNTS RECEIVABLE

The following table summarizes the Company’s opening and closing balances in contract liabilities and accounts receivable:

	Accounts Receivable	Contract Liabilities
Balance as of June 30, 2024	11,024,450	2,830,068
Balance as of March 31, 2025	11,346,858	3,342,088

SCHEDULE OF PLANT AND EQUIPMENT

Plant and equipment are recorded at cost. Depreciation is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Category	Estimated useful lives	Residual value
Electronic equipment	3 years	5%
Transportation equipment	5 years	5%

SCHEDULE OF INTANGIBLE ASSETS USEFUL LIFE

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Developed games	2-7 years
Royalties	5-8 years
Copyright	8-10 years

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

	March 31, 2025	June 30, 2024
Balance sheet items, except for equity accounts	$1=RMB7.2567	$1=RMB7.2672

	For the Nine Months Ended March 31
	2025	2024
Items in the statements of income and cash flows	$1=RMB7.2070	$1=RMB7.2193

Gamehaus Inc [Member]
SCHEDULE OF CONDENSED BALANCE SHEET

	As of August 31, 2023 (Termination date of former VIE)	As of June 30, 2023
Total current assets	$47,166,299	$47,427,874
Total assets	$53,373,577	$55,420,349
Total current liabilities	$42,047,344	$48,814,652
Total liabilities	$42,047,344	$48,827,831

SCHEDULE OF CONDENSED OPERATIONS

	For the two months from July 1, to August 31, 2023	For the year ended June 30, 2023
Revenue from in-app purchases	$5,460,907	$130,881,024
Revenue from advertisement	709,339	10,044,169
Total revenue	$6,170,246	$140,925,193
Net income	$9,985	$501,521

SCHEDULE OF CONDENSED CASH FLOWS
	For the two months from July 1, to August 31, 2023	For the year ended June 30, 2023
Net cash (used in) provided by operating activities	$(4,380,861)	$24,630,245
Net cash used in investing activities	$-	$(3,522,229)
Net cash provided by financing activities	$-	$1,320,336

SCHEDULE OF OPENING AND CLOSING BALANCES IN CONTRACT LIABILITIES AND ACCOUNTS RECEIVABLE

The following table summarizes the Company’s opening and closing balances in contract liabilities and accounts receivable:

	Accounts Receivable	Contract Liabilities
Balance as of June 30, 2023	16,551,204	2,986,364
Balance as of June 30, 2024	11,024,450	2,830,068

SCHEDULE OF PLANT AND EQUIPMENT

Plant and equipment are recorded at cost. Depreciation is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Category	Estimated useful lives	Residual value
Electronic equipment	3 years	5%
Transportation equipment	5 years	5%

SCHEDULE OF INTANGIBLE ASSETS USEFUL LIFE

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Developed games	5-10 years
Royalties	5-8 years
Copyright	8-10 years

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

	June 30, 2024	June 30, 2023
Balance sheet items, except for equity accounts	$1=RMB7.2672	$1=RMB7.2513
Items in the statements of income and cash flows	$1=RMB7.2248	$1=RMB6.9536
Balance sheet items, except for equity accounts	$1=HK$7.8083	$1=HK$7.8363
Items in the statements of income and cash flows	$1=HK$7.8190	$1=HK$7.8373